Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	52,410	62,300
Stock options granted (in shares) | shares	15,906	14,047
Stock options exercised for common shares (in shares) | shares	(13,531)	(19,643)
Stock options surrendered for cash settlement (in shares) | shares	(384)	(435)
Stock options forfeited (in shares) | shares	(3,595)	(3,859)
Stock options outstanding - end of year (in shares) | shares	50,806	52,410
Stock options exercisable (in shares) | shares	10,033	7,344
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 26.80	$ 21.19
Weighted average exercise price, options granted (in CAD per share) | $ / shares	44.82	40.09
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	20.69	18.92
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	22.19	19.39
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	29.69	25.43
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	33.90	26.80
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 26.67	$ 21.07